Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Unrecognized tax positions	$ 0	$ 0	$ 0
Deferred tax asset valuation allowance	$ 12,510,237		$ 10,536,250
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, description	the Company had $39.7 million of U.S. federal net operating loss carryforwards available to reduce future taxable income, of which $32.5 million will be carried forward indefinitely for U.S. federal tax purposes and $7.2 million will expire beginning in 2035 to 2037. The Company also has $26.0 million of U.S. state net operating loss carryforwards of which $25.3 million will be carried forward indefinitely and $.7 million that will expire beginning in 2035 to 2037.
Operating loss carryforwards	$ 39,700,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, description	The Company also has $26.0 million of U.S. state net operating loss carryforwards of which $25.3 million will be carried forward indefinitely and $.7 million that will expire beginning in 2035 to 2037.
Operating loss carryforwards	$ 26,000,000.0